STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (USD $) In Thousands	Total	Employees	Non Employees	Bridge notes	Charity	Lead investors	Convertible notes and accrued interest	Common Stock	Common Stock Convertible Notes Payable	Series A convertible preferred stock	Series B convertible preferred stock	Common stock	Common stock Bridge notes	Common stock Convertible notes and accrued interest	Common stock	Common stock Convertible Notes Payable	Common stock Series A convertible preferred stock	Common stock Series B convertible preferred stock	Series A convertible preferred stock	Series A convertible preferred stock	Additional paid-in capital	Additional paid-in capital Employees	Additional paid-in capital Non Employees	Additional paid-in capital Bridge notes	Additional paid-in capital Charity	Additional paid-in capital Lead investors	Additional paid-in capital Convertible notes and accrued interest	Additional paid-in capital Common Stock	Additional paid-in capital Common Stock Convertible Notes Payable	Additional paid-in capital Series A convertible preferred stock	Additional paid-in capital Series B convertible preferred stock	Deficit accumulated during the development stage
Beginning Balance at Jan. 08, 2006
Issuance of series A convertible preferred stock, net of issuance costs of $33										$ 2,321																				$ 2,321
Grants of stock options, net of forfeitures		7	4																			7	4
Stock dividend												20							24		(44)
Net loss	(1,481)																															(1,481)
Ending Balance at Dec. 31, 2006	851											20							24		2,288											(1,481)
Discounts to temporary equity	43																				43
Amortization of discounts to temporary equity	(4)																				(4)
Grants of stock options, net of forfeitures		98	15																			98	15
Issuance of stock									140							2													138
Net loss	(5,163)																															(5,163)
Ending Balance at Dec. 31, 2007	(4,020)											22							24		2,578											(6,644)
Issuance of warrants	360																				360
Amortization of discounts to temporary equity	(7)																				(7)
Grants of stock options, net of forfeitures		18	11																			18	11
Net loss	(7,332)																															(7,332)
Ending Balance at Dec. 31, 2008	(10,970)											22							24		2,960											(13,976)
Issuance of warrants	60																				60
Loan modification	500																				500
Amortization of discounts to temporary equity	(7)																				(7)
Grants of stock options, net of forfeitures		178	10																			178	10
Net loss	(6,149)																															(6,149)
Ending Balance at Dec. 31, 2009	(16,378)											22							24		3,701											(20,125)
Exchange of series A convertible preferred stock for common stock																	24			(24)
Amortization of discounts to temporary equity	(3)																				(3)
Grants of stock options, net of forfeitures		883	29																			883	29
Exercise of warrants	2				11							2													11
Conversion of notes				2,545									9											2,536
Issuance of stock								9,263							24													9,239
Grants of warrants					37	1,342																			37	1,342
Exercise of stock options	1											1
Stock dividend												19									(19)
Reverse stock split												(93)									93
Exchange of series B convertible preferred stock for common stock											11,971							46													11,925
Net loss	(9,942)																															(9,942)
Ending Balance at Dec. 31, 2010	(239)											54									29,774											(30,067)
Grants of stock options, net of forfeitures		1,300	131																			1,300	131
Exercise of warrants	3											3
Conversion of notes							2,511							27													2,484
Issuance of stock								785							8													777
Issuance of shares to a consultant	295											2									293
Issuance of shares in connection with restructuring of venture loan	213											3									210
Grants of warrants					43																				43
Exercise of stock options	3											3
Beneficial conversion feature Conversion of convertible notes	1,269																				1,269
Net loss	(7,479)																															(7,479)
Ending Balance at Dec. 31, 2011	$ (1,165)											$ 100									$ 36,281											$ (37,546)